As filed with the Securities and Exchange Commission on July 13, 2017
SEC File Nos. 333-29511 and 811-08261
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

Registration Statement Under the Securities Act of 1933 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 60 [X]
and/or
Registration Statement Under the Investment Company Act of 1940 [X]
Amendment No. 62 [X]
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Madison Funds
550 Science Drive
Madison, WI 53711
(800) 767-0300
(Registrant's Exact Name, Address and Telephone Number)

Lisa R. Lange
Chief Compliance Officer
Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711
(Name and Address of Agent for Service)
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It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on August 11, 2017 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 55 to its Registration Statement until August 11, 2017. Post-Effective Amendment No. 55 to the Registrant’s Registration Statement relates to the Class T of the Registrant. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 55 under the Securities Act of 1933 and Amendment No. 57 under the Investment Company Act of 1940, filed on February 17, 2017, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 60 of this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Madison and State of Wisconsin, on this 13th day of July, 2017.

Madison Funds

By: /s/ Katherine L. Frank
Katherine L. Frank
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/Katherine L. Frank	President and Trustee (Principal	July 13, 2017
Katherine L. Frank	Executive Officer)

/s/Greg D. Hoppe	Treasurer (Principal Financial	July 13, 2017
Greg D. Hoppe	Officer)

*	Trustee	July 13, 2017
James R. Imhoff, Jr.

*	Trustee	July 13, 2017
Steven P. Riege

*	Trustee	July 13, 2017
Richard E. Struthers

*	Trustee	July 13, 2017
Carrie J. Thome

*By: /s/ Lisa R. Lange
Lisa R. Lange
*Pursuant to Power of Attorney